INCOME TAXES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAXES

22. INCOME TAXES

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of 26.5% for 2023 (2022 - 26.5%, 2021 - 26.5%) to the amounts recognized in operations.

For the Year Ended December 31,	2023	2022	2021

Net loss before taxes	$(20,267,365)	$(21,036,690)	$(15,669,093)

Expected current income tax recovery	5,370,852	5,574,723	4,152,310

Adjustments to income tax recovery:

For the Year Ended December 31,	2023	2022	2021

Amounts not deductible for tax purposes	$(1,113,000)	$(1,177,000)	$(1,201,600)
Other non-deductible items	(69,000)	(66,000)	(111,000)
Other deductible items	191,000	161,000	157,000
Non-taxable gain (loss)	-	(388,000)	383,000
Non-taxable loan forgiveness	-	-	49,000
Deferred R&D expenses, net	(459,000)	(627,000)	-
Foreign tax differential	(905,538)	(828,000)	(508,000)
Unrecognized tax recovered (losses)	(3,015,314)	(2,649,723)	(2,920,710)

Income tax recovery recognized	$-	$-	$-

The following table reflects future income tax assets at December 31:

	2023	2022	2021

Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	810,000	1,081,250	1,114,604
Capitalized S.174 expenses	5,900,000	2,368,000	-
Canadian non-capital losses	22,585,000	21,955,000	21,404,000
Canadian capital losses	5,300,000	5,156,000	5,565,125
US non-capital losses	95,300,000	93,000,000	86,073,000
Singapore non-capital losses	19,300,000	13,800,000	9,180,000

	150,219,271	138,384,521	124,361,000
Unrecognized deferred tax assets	(150,219,271)	(138,384,521)	(124,361,000)

Deferred income tax assets recognized	$-	$-	$-